Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American High-Income Municipal Bond Fund
Entity Central Index Key	0000925950
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
American High-Income Municipal Bond Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class A
Trading Symbol	AMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class C
Trading Symbol	AHICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.38% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class T
Trading Symbol	TAHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class F-1
Trading Symbol	ABHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.71% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class F-2
Trading Symbol	AHMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class F-3
Trading Symbol	HIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 13,906,000,000
Holdings Count | Holding	3,764
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

[1]	Annualized.